Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of June 30, 2017 and 2016:

	June 30,
	2017	2016
Warrants	10,390,820	10,451,740
Stock options	8,591,017	12,656,067
Convertible promissory notes	8,896,203	5,696,203
	27,878,040	28,804,010

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Warrants	10,390,820	9,779,464
Stock options	12,656,067	6,294,226
Convertible promissory notes	6,896,203	4,430,380
	29,943,090	20,504,070